Document and Entity Information	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	CYCLERION THERAPEUTICS, INC.
Entity Central Index Key	0001755237
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38787
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	83-1895370
Entity Address, Address Line One	245 First Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	327-8778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CYCN
Security Exchange Name	NASDAQ